Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Current Assets
Cash and cash equivalents	$ 230,969	$ 888	$ 6,460
Restricted cash		9,694
Accounts receivable	2,250	1,000
Equity sale proceeds receivable		52,000
Investments - equity securities	1,500	1,500
Prepaid expenses - short term	141,687	132,023	34,327
Inventory	9,971		12,495
Employee advance			2,500
Total Current Assets	386,377	197,105	55,782
Property and Equipment:
Property and equipment	339,917	221,493	149,802
Less: accumulated depreciation	(136,318)	(111,586)	(112,453)
Total Property and Equipment, net	203,599	109,907	37,349
Other Assets:
Operating lease right-of-use	164,350	148,693
Deferred offering costs	110,744
Trademark and patents, net	25,769	58,611	589,817
Security deposit	8,201	8,201	8,201
Total Other Assets	309,064	215,505	598,018
Total Assets	899,040	522,517	691,149
Current Liabilities
Accounts payable and accrued expenses	782,732	794,057	854,990
Accrued expenses - related party	9,615	252,607	576,393
Convertible notes and accrued interest payable	280,000
PPP loan - short term	33,364
Notes payable and accrued interest	40,969	15,095	18,831
Notes payable and accrued interest - related party	34,466	61,255	85,752
Operating lease liability - short term	26,450	24,791
Total Current Liabilities	1,207,596	1,147,805	1,535,966
Other Liabilities:
PPP loan (net of current)	5,561
Note payable and accrued interest - related party (net of current)	15,360
Share-settled debt obligation - related party, net of debt discount	194,579
Convertible notes and accrued interest payable		286,981
Operating lease liability (net of current)	137,900	123,901
Total Other Liabilities	353,400	410,882
Total Liabilities	1,560,996	1,558,687	1,535,966
Commitments and Contingencies
Stockholders' Equity (Deficit):
Preferred stock, par value $0.001
Common stock, par value $0.001	6,719	5,728	22,074
Common stock to be issued		52,000	86,333
Additional Paid-In Capital	57,119,733	53,494,747	51,552,688
Accumulated Deficit	(57,788,408)	(54,588,645)	(52,505,912)
Total Stockholders' Deficit	(661,956)	(1,036,170)	(844,817)
Total Liabilities and Stockholders' Deficit	$ 899,040	$ 522,517	$ 691,149